John Hancock Financial Services

U.S. Wealth Management

601 Congress Street

Boston, MA 02210

(617) 663-3872

E-Mail: KKapuscinski@jhancock.com

Name: Kinga Kapuscinski

Title: Assistant Vice President and Senior Counsel

April 30, 2013

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission (the “Commission”)

100 F Street, NE

Washington, DC 20549

Re:	Definitive Proxy Materials on Schedule 14A for the following registrant:
SEC File No.
John Hancock Tax-Advantaged Global Shareholder Yield Fund (the “Fund”)	811-22056

Ladies and Gentlemen:

Enclosed for filing on behalf of the Fund pursuant to Rule 14a-6(b) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), are the following documents: (i) a Shareholder Letter; (ii) a Notice of Special Meeting of Shareholders of the Fund; (iii) a Proxy Statement; (iv) a form of Proxy; (v) a form of telephone voting script; (vi) a form of internet voting script; and (vii) an excerpt from John Hancock Funds web site (collectively, the “Proxy Materials”).

The Proxy Materials relate to the Special Meeting of Shareholders of the Fund scheduled to be held on June 27, 2013. The proposal relates to the approval of a new sub-advisory agreement. It is anticipated that the Proxy Materials will be released to shareholders on or about May 7, 2013. Concurrently herewith, and in accordance with Rule 14a-6(b) under the Exchange Act and Section 402.01 of the New York Stock Exchange Listed Company Manual, the Fund is filing three copies of the Proxy Materials with the New York Stock Exchange.

If you have any questions or comments in connection with this filing, please contact me at (617) 663-3872.

Sincerely,

/s/ Kinga Kapuscinski

Kinga Kapuscinski

Assistant Secretary of the Fund